Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BRANDES INTERNATIONAL EQUITY FUND | MSCI EAFE (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	5.20%
BRANDES INTERNATIONAL EQUITY FUND | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.68%	5.09%	4.31%
BRANDES INTERNATIONAL EQUITY FUND | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.81%	13.86%	12.55%
BRANDES INTERNATIONAL EQUITY FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.54%	7.40%	7.82%
BRANDES INTERNATIONAL EQUITY FUND | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%	7.14%
BRANDES INTERNATIONAL EQUITY FUND | Class A | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		0.78%	5.69%	5.18%
BRANDES INTERNATIONAL EQUITY FUND | Class C | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	6.19%	5.21%	[3]
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		7.17%	7.23%	6.06%
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES INTERNATIONAL EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	6.53%	5.49%
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES INTERNATIONAL EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.81%	5.61%	4.87%
BRANDES INTERNATIONAL EQUITY FUND | Class R6 | BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	7.34%	6.19%
BRANDES INTERNATIONAL EQUITY FUND | Class A | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent		17.29%	15.07%	10.57%
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent		24.76%	16.72%	11.52%
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES SMALL CAP VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.09%	15.75%	10.71%
BRANDES INTERNATIONAL EQUITY FUND | Class I | BRANDES SMALL CAP VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.14%	13.23%	9.23%
BRANDES INTERNATIONAL EQUITY FUND | Class R6 | BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent		25.06%	17.09%	10.93%
BRANDES GLOBAL EQUITY FUND | MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
BRANDES GLOBAL EQUITY FUND | MSCI World Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.47%	6.97%	6.65%
BRANDES GLOBAL EQUITY FUND | Class A | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		5.73%	8.18%	6.53%
BRANDES GLOBAL EQUITY FUND | Class C | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		10.36%	8.65%	6.52%	[5]
BRANDES GLOBAL EQUITY FUND | Class I | BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		12.51%	9.74%	7.43%
BRANDES GLOBAL EQUITY FUND | Class I | BRANDES GLOBAL EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.40%	8.49%	6.31%
BRANDES GLOBAL EQUITY FUND | Class I | BRANDES GLOBAL EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.18%	7.64%	5.84%
BRANDES EMERGING MARKETS VALUE FUND | MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.64%
BRANDES EMERGING MARKETS VALUE FUND | MSCI Emerging Markets Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	4.51%	1.96%	2.81%
BRANDES EMERGING MARKETS VALUE FUND | Class A | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent		(2.12%)	(0.96%)	1.76%
BRANDES EMERGING MARKETS VALUE FUND | Class C | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent		2.09%	(0.41%)	1.81%	[7]
BRANDES EMERGING MARKETS VALUE FUND | Class I | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent		4.01%	0.44%	2.59%
BRANDES EMERGING MARKETS VALUE FUND | Class I | BRANDES EMERGING MARKETS VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.51%	0.20%	2.37%
BRANDES EMERGING MARKETS VALUE FUND | Class I | BRANDES EMERGING MARKETS VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.13%	0.61%	2.27%
BRANDES EMERGING MARKETS VALUE FUND | Class R6 | BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	0.57%	2.73%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | MSCI ACWI Ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	5.54%	4.10%	4.80%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | MSCI ACWI ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	3.36%	4.30%	5.66%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | S&P Developed ex-U.S. Small Cap (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	(0.14%)	1.94%	4.79%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | MSCI ACWI Ex-USA Small Cap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	3.60%	4.63%	5.52%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class A | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		16.10%	12.80%	7.24%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class C | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		21.20%	13.40%	7.30%	[10]
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		23.44%	14.37%	8.10%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.39%	13.58%	7.16%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class I | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.41%	11.39%	6.28%
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND | Class R6 | BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		23.56%	14.50%	8.22%
BRANDES CORE PLUS FIXED INCOME FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
BRANDES CORE PLUS FIXED INCOME FUND | Class A | BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Average Annual Return, Percent		(1.81%)	(0.03%)	1.14%
BRANDES CORE PLUS FIXED INCOME FUND | Class I | BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Average Annual Return, Percent		2.29%	0.98%	1.78%
BRANDES CORE PLUS FIXED INCOME FUND | Class I | BRANDES CORE PLUS FIXED INCOME FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.66%	(0.27%)	0.57%
BRANDES CORE PLUS FIXED INCOME FUND | Class I | BRANDES CORE PLUS FIXED INCOME FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.35%	0.22%	0.84%
BRANDES CORE PLUS FIXED INCOME FUND | Class R6 | BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Average Annual Return, Percent		2.17%	1.62%	2.28%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | Bloomberg U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.01%	1.39%	2.44%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.52%	2.14%	2.98%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	0.46%	1.16%
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST | BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.66%	0.91%	1.47%

[1]	Effective January 28, 2025, the Fund added the MSCI EAFE Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
[2]	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Index to the Russell 3000 Index in connection with recent changes to regulatory disclosure requirements.
[3]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ average annual total return for the 10-year period assumes that the Class C shares automatically converted to Class A shares 8 years after the start of the period.
[4]	Effective January 28, 2025, the Fund added the MSCI World Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
[5]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ average annual total return for the 10-year period assumes that the Class C shares automatically converted to Class A shares 8 years after the start of the period. For additional information, please see the “Terms of the Conversion Feature” section of the Prospectus
[6]	Effective January 28, 2025, the Fund added the MSCI Emerging Markets Value Index as a secondary benchmark to compare the Fund’s average annual return to a benchmark that the Adviser believes better aligns with the Fund’s investment objective and strategies.
[7]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ average annual total return for the 10-year period assumes that the Class C shares automatically converted to Class A shares 8 years after the start of the period.
[8]	Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with recent changes to regulatory disclosure requirements.
[9]	Effective August 27, 2024, the Fund changed its secondary performance index from the S&P Developed ex U.S. Small Cap Index to the MSCI ACWI Ex-USA Small Cap Value Index as the Adviser believes the MSCI ACWI Ex-USA Small Cap Value Index better aligns with the Fund’s investment objective and strategies.
[10]	Class C shares automatically convert to Class A shares if held for 8 years. The Class C shares’ average annual total return for the 10-year period assumes that the Class C shares automatically converted to Class A shares 8 years after the start of the period.